SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of details of the subsidiaries and VIEs

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Parent company:
Leaping Group Co., Ltd	August 21, 2018	Cayman Islands	Parent	Investment holding

Subsidiaries:
Yuezhong International Co., Ltd	September 4, 2018	British Virgin Islands	100%	Investment holding
Yuezhong Media Co., Limited	July 16, 2018	Hong Kong	100%	Investment holding
Yuezhong (Shenyang) Technology Co., Ltd.	October, 12, 2018	PRC	100%	Investment holding

Variable interest entities:
Leaping Media Group Co., Ltd.	November 19, 2013	PRC	Nil	Multi-Channel advertising, event planning and execution, film production

Subsidiaries of variable interest entity:
Yuezhong (Beijing) Film Co., Ltd.	May 26, 2017	PRC	Nil	Film production
Yuezhong Media (Dalian) Co., Ltd.	March 15, 2016	PRC	Nil	Advertising
Shenyang Tianniu Media Co., Ltd.	January 10, 2013	PRC	Nil	Advertising
Shenyang Xiagong Hotel Management Co., Ltd.	June 11, 2018	PRC	Nil	Hotel management
Harbin Yuechuzhong Media Co., Ltd.	January 10, 2018	PRC	Nil	Event planning and execution
Horgos Xinyuezhong Film Media Co., Ltd.	December 25, 2017 (Dissolved on April 17,2019)	PRC	Nil	Film production
Liaoning Leaping International Cinema Management Co., Ltd.	September 29, 2018	PRC	Nil	Movie Theater Operating

Summary of assets, liabilities, results of operations, and changes in cash of the VIE

	As of June 30,	As of June 30,
	2019	2018
Current assets	$9,672,297	$2,537,419
Non-current assets	1,426,723	356,090
Total assets	11,099,020	2,893,509
Current liabilities	5,106,048	2,025,435
Total liabilities	5,106,048	2,025,435
Net assets	$5,992,972	$868,074

	For the years ended June 30,
	2019	2018	2017
Revenue	$11,679,690	$5,037,793	$3,817,574
Net income	$5,188,919	$2,325,599	$1,642,569

	For the years ended June 30,
	2019	2018	2017
Net cash provided by operating activities	$1,965,866	$1,638,638	$1,100,498
Net cash used in investing activities	(918,678)	—	—
Net cash used in financing activities	(870,443)	(1,739,766)	(1,006,428)
Effect of exchange rate fluctuation on cash	(1,821)	4,499	52
Net increase (decrease) in cash	$174,924	$(96,629)	$94,122

Summary of expected useful lives of property and equipment

Useful life
Furniture, fixtures and equipment	5 years
Transportation vehicles	3‑5 years
Leasehold improvement	Lesser of useful life and lease term

Schedule of foreign currency translation

	June 30, 2019	June 30, 2018	June 30, 2017
Year-end spot rate	US$1=RMB6.8668	US$1=RMB6.6198	US$1=RMB6.7774
Average rate	US$1=RMB6.8234	US$1=RMB6.5064	US$1=RMB6.8124